RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2014
Receivables and Prepaid Expenses [Abstract]
Receivables and Prepaid Expenses Disclosure [Text Block]
NOTE 3:-	RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2014	2013

Government authorities	$93	$26
Prepaid expenses	181	3

	$274	$29